Revenue from Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Contract Assets and Contract Liabilities [Line Items]
Contract assets, beginning balance	$ 1
Contract liabilities, beginning balance	(21)
Net contract balances, beginning balance	(20)
Amortization of revenue that was included in the beginning contract liability balance	3
Cash received, excluding amounts recognized as revenue	(13)
Cash received against the beginning contract asset balance	(1)
Contract assets, ending balance	0
Contract liabilities, ending balance	(31)
Net contract balances, ending balance	$ (31)
Predecessor
Contract Assets and Contract Liabilities [Line Items]
Contract assets, beginning balance		$ 7
Contract liabilities, beginning balance		(55)
Net contract balances, beginning balance		(48)
Amortization of revenue that was included in the beginning contract liability balance		25
Cash received, excluding amounts recognized as revenue		(2)
Cash received against the beginning contract asset balance		(7)
Contract assets recognized during the period		9
Contract assets, ending balance		9
Contract liabilities, ending balance		(32)
Net contract balances, ending balance		$ (23)